Capital structure and financing - C.3.4. Finance leases (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) tower	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
Cash received from sales and leaseback transaction	$ 141	$ 167	$ 0
Finance lease liabilities	353	365
Income from tower deal transactions	65	63	$ 0
Tanzania (excluding Zantel)
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	$ 112	121
Colombia
Disclosure of finance lease and operating lease by lessee [line items]
Number of units in agreement | tower	1,207
Cumulative number of units transferred | tower	902
Agreement price	$ 147
Cash received from sales and leaseback transaction	26	86
Income from tower deal transactions	$ 13	37
Paraguay
Disclosure of finance lease and operating lease by lessee [line items]
Number of units in agreement | tower	1,410
Cumulative number of units transferred | tower	1,276
Agreement price	$ 125
Cash received from sales and leaseback transaction	41	75
Finance lease liabilities	27	21
Income from tower deal transactions	$ 19	26
El Salvador
Disclosure of finance lease and operating lease by lessee [line items]
Number of units in agreement | tower	811
Cumulative number of units transferred | tower	496
Agreement price	$ 145
Cash received from sales and leaseback transaction	73	0
Finance lease liabilities	26	20
Income from tower deal transactions	33	0
Other Geographical Areas
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	6	17
Movil | Colombia
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	83	87
UNE EPM Telecommunicaciones SA | Colombia
Disclosure of finance lease and operating lease by lessee [line items]
Finance lease liabilities	$ 99	$ 100